9. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		R$ 27,726,117	R$ 26,487,496
Accumulated depreciation, beginning		(9,590,238)	(8,661,270)
Property, plant and equipment, beginning		18,135,879	17,826,226
Effect of foreign exchange differences		107,184	(214,024)
Acquisitions		1,063,746	1,636,131
Capitalized interest		91,957	215,794
Write-offs		(28,057)	(75,245)
Depreciation		(1,380,193)	(1,254,179)
Transfers to other asset categories
Transfers to intangible assets		(26,183)	(16,538)
Acquisition control - CGPAR			8,141
Goodwill - Acquisition control CGPAR			57,889
Transfers of metalic - Held for sale			(45,017)
Others		506	(3,296)
Property, plant and equipment, ending		17,964,839	18,135,879
Cost, ending		29,083,214	27,726,117
Accumulated depreciation, ending		(11,118,375)	(9,590,238)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		264,629	263,539
Accumulated depreciation, beginning
Property, plant and equipment, beginning		264,629	263,539
Effect of foreign exchange differences		8,702	(13,348)
Acquisitions		8,241	4
Capitalized interest
Write-offs		653	(144)
Depreciation			0
Transfers to other asset categories		(2,485)	14,951
Transfers to intangible assets
Acquisition control - CGPAR
Goodwill - Acquisition control CGPAR
Transfers of metalic - Held for sale			(373)
Others
Property, plant and equipment, ending		279,740	264,629
Cost, ending		279,740	264,629
Accumulated depreciation, ending
Buildings and Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		3,637,903	3,429,573
Accumulated depreciation, beginning		(822,224)	(740,332)
Property, plant and equipment, beginning		2,815,679	2,689,241
Effect of foreign exchange differences		21,737	(38,538)
Acquisitions		1,196	100
Capitalized interest
Write-offs		30,634	(2,723)
Depreciation		(156,580)	(116,760)
Transfers to other asset categories		84,281	298,121
Transfers to intangible assets
Acquisition control - CGPAR
Goodwill - Acquisition control CGPAR
Transfers of metalic - Held for sale			(13,466)
Others			(296)
Property, plant and equipment, ending		2,796,947	2,815,679
Cost, ending		3,819,929	3,637,903
Accumulated depreciation, ending		(1,022,982)	(822,224)
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		20,712,371	18,601,088
Accumulated depreciation, beginning		(8,342,741)	(7,528,844)
Property, plant and equipment, beginning		12,369,630	11,072,244
Effect of foreign exchange differences		72,811	(149,908)
Acquisitions		91,251	205,488
Capitalized interest
Write-offs		(30,383)	(10,423)
Depreciation		(1,174,852)	(1,096,668)
Transfers to other asset categories		659,119	2,318,728
Transfers to intangible assets
Acquisition control - CGPAR			7,377
Goodwill - Acquisition control CGPAR			57,889
Transfers of metalic - Held for sale			(30,440)
Others		(1,656)	(4,657)
Property, plant and equipment, ending		11,985,920	12,369,630
Cost, ending		21,674,362	20,712,371
Accumulated depreciation, ending		(9,688,442)	(8,342,741)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		173,821	182,830
Accumulated depreciation, beginning		(140,658)	(144,100)
Property, plant and equipment, beginning		33,163	38,730
Effect of foreign exchange differences		593	(915)
Acquisitions		1,171	867
Capitalized interest
Write-offs		(37)	(77)
Depreciation		(5,656)	(5,822)
Transfers to other asset categories		3,869	444
Transfers to intangible assets
Acquisition control - CGPAR			189
Goodwill - Acquisition control CGPAR
Transfers of metalic - Held for sale			(208)
Others			(45)
Property, plant and equipment, ending		33,103	33,163
Cost, ending		164,152	173,821
Accumulated depreciation, ending		(131,049)	(140,658)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning		2,260,864	3,199,386
Accumulated depreciation, beginning
Property, plant and equipment, beginning		2,260,864	3,199,386
Effect of foreign exchange differences		3,076	(8,345)
Acquisitions		951,796	1,412,685
Capitalized interest		91,957	215,794
Write-offs		(2,536)	(41,093)
Depreciation
Transfers to other asset categories		(805,207)	(2,502,615)
Transfers to intangible assets		(26,183)	(16,538)
Acquisition control - CGPAR
Goodwill - Acquisition control CGPAR
Transfers of metalic - Held for sale			(261)
Others		2,168	1,851
Property, plant and equipment, ending		2,475,935	2,260,864
Cost, ending		2,475,935	2,260,864
Accumulated depreciation, ending
Other
Disclosure of detailed information about property, plant and equipment [line items]
Cost, beginning	[1]	676,529	811,080
Accumulated depreciation, beginning	[1]	(284,615)	(247,994)
Property, plant and equipment, beginning	[1]	391,914	563,086
Effect of foreign exchange differences	[1]	265	(2,973)
Acquisitions	[1]	10,091	16,987
Capitalized interest	[1]
Write-offs	[1]	(26,388)	(20,785)
Depreciation	[1]	(43,105)	(34,929)
Transfers to other asset categories	[1]	60,423	(129,629)
Transfers to intangible assets	[1]
Acquisition control - CGPAR	[1]		575
Goodwill - Acquisition control CGPAR	[1]
Transfers of metalic - Held for sale	[1]		(269)
Others	[1]	(6)	(149)
Property, plant and equipment, ending	[1]	393,194	391,914
Cost, ending	[1]	669,096	676,529
Accumulated depreciation, ending	[1]	R$ (275,902)	R$ (284,615)

[1]	Refer basically to railway assets such as courtyards, tracks and leasehold improvements, vehicles, hardware, mines, ore deposits, and spare part inventories.